UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8226
                                   ----------

                        TEMPLETON GLOBAL INVESTMENT TRUST
                       -----------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 9/30/03
                         ---------

ITEM 1. REPORTS TO STOCKHOLDERS


SEPTEMBER 30, 2003

[PHOTO OMITTED]

SEMIANNUAL REPORT AND SHAREHOLDER LETTER | INTERNATIONAL


TEMPLETON
INTERNATIONAL (EX EM) FUND




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

--------------------------------------------------------------------------------

                                  [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.




--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ......................   1


SEMIANNUAL REPORT

Templeton International (Ex EM) Fund ....   3

Performance Summary .....................   7

Financial Highlights and
Statement of Investments ................   9

Financial Statements ....................  16

Notes to Financial Statements ...........  19

Proxy Voting Policies and Procedures ....  23

--------------------------------------------------------------------------------

Semiannual Report

Templeton International (Ex EM) Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton International (Ex EM) Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 75% of its total assets in the equity securities of companies located in any developed country outside the U.S.




--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS AS OF 9/30/03

EUROPE .................. 66.2%

ASIA .................... 17.6%

AUSTRALIA & NEW ZEALAND .  7.1%

NORTH AMERICA ...........  5.9%

SHORT-TERM INVESTMENTS &
OTHER NET ASSETS ........  3.2%
--------------------------------------------------------------------------------

We are pleased to bring you this semiannual report for Templeton International (Ex EM) Fund, covering the period ended September 30, 2003.


PERFORMANCE OVERVIEW

Templeton International (Ex EM) Fund - Class A posted a 27.05% cumulative total return for the six-month period ended September 30, 2003, as shown in the Performance Summary beginning on page 7. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East
(EAFE) Index (the Index), which produced a cumulative total return of 29.35% during the same period. 1



1. Source: Standard & Poor's Micropal. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets of Europe, Australasia and the Far East. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 12.


                                                           Semiannual Report | 3

ECONOMIC AND MARKET OVERVIEW

Improving economic data from around the world during the reporting period seemed to indicate a cyclical economic upturn. In the U.S., gross domestic product
(GDP) grew 3.3% annualized in 2003's second quarter, with many economists predicting higher growth in the second half of the year. Industrial production and corporate spending rebounded. However, corporate spending did not involve widespread hiring and unemployment did not improve. Layoffs persisted as many companies continued to cut costs, aiming to increase profitability as demand recovers. As a result, consumer confidence suffered. Yet, recent tax cuts and continued low interest rates stimulated consumer spending, which could be the impetus for businesses to start hiring.

Euro-zone economic news was less positive than that of the U.S., and euro-zone corporate earnings estimates for the second half of 2003 signaled only marginal improvement. Corporate cost cutting in Europe has long been restrained, in part due to strict labor laws that protect workers. However, on a positive note, European governments seemed to recognize that interest rate cuts are not sufficient to stimulate growth on their own. In particular, Germany, France and Italy announced agendas for long-needed structural reforms aimed at creating greater corporate flexibility and economic growth.

In Japan, GDP and industrial production improved, and manufacturers began anticipating a pickup in demand. As a result, increased business confidence caused corporate executives in Japan to add -- rather than cut -- capital spending, a move that held the potential to stimulate employment growth and consumer spending, all of which helped the Japanese stock market rise from 20-year lows. However, these positive factors do not eliminate Japan's deeply embedded structural issues, which remain largely unresolved. Additionally, some of the recent manufacturing growth has been tied to exports, which carry dual dependency on currency movements and growth abroad, neither of which proved to be dependable supports. At least, both issues have attracted the Japanese government's attention in its efforts to repair its domestic economy.

A stock market rally began in mid-March 2003 and continued throughout the period, apparently reflecting investors' improved expectations and confidence in a global economic recovery. Underlying factors included the end of major combat operations in Iraq, control of the severe acute respiratory syndrome outbreak in Asia, and historically low interest rates.


INVESTMENT STRATEGY

Our investment strategy employs a "bottom-up," value-oriented, long-term approach. We focus on the market price of a company's securities relative to our



[SIDEBAR]
TOP 10 COUNTRIES
Based on Equity Securities
9/30/03
-------------------------------------
                           % OF TOTAL
                           NET ASSETS
-------------------------------------
  U.K.                          17.6%
-------------------------------------
  Hong Kong                      8.9%
-------------------------------------
  Japan                          7.8%
-------------------------------------
  Germany                        7.5%
-------------------------------------
  France                         7.5%
-------------------------------------
  Switzerland                    6.6%
-------------------------------------
  Australia                      5.7%
-------------------------------------
  Finland                        5.6%
-------------------------------------
  Sweden                         5.3%
-------------------------------------
  Spain                          5.1%



4 | Semiannual Report
evaluation of the company's long-term earnings, asset value and cash flow potential. The managers also consider a company's price-to-earnings ratio, profit margins and liquidation value.


MANAGER'S DISCUSSION

The Fund's solid performance during the reporting period was broad-based across most industries and countries. However, three industries in particular -- information technology, industrials and materials -- stood out because of the Fund's considerable weighting differences in these sectors compared with the Index.

The Fund's information technology holdings strongly outperformed the Index despite being notably underweighted in this area. Interestingly, a number of the best-performing information technology stocks were Japanese, where for years the Fund has maintained a considerably lower weighting relative to the Index. Notwithstanding the fact that Japan still requires deep structural reform on a macroeconomic level, we initiated a position in Sony (household durables), the global consumer electronics company, and added to the Fund's existing positions in Hitachi (electronic equipment and instruments) and NEC (computers and peripherals), all of which were trading near 20-year low stock price and valuation levels. The Fund's recently increased investment in the country was spurred by positive news about the Japanese economy and the added impetus of restructuring and reorganization efforts these three Japanese companies are undergoing to enhance their competitiveness and better exploit any unfolding global economic recovery.

In contrast, the Fund had almost double the Index's weighting in the industrial sector during the period, and also outperformed the Index. Industrial companies tend to perform well as an economic upturn begins to take hold and companies receive a complementary increase in manufacturing orders. Consequently, many of the industrial manufacturers that we purchased at cyclically low stock price levels recognized significant gains over the six-month period as new orders rose. Among industrial companies that tend to benefit slightly later in an economic cycle as sentiment becomes increasingly optimistic are commercial services companies. Adecco, the world's leading staffing company; ISS, one of the world's largest commercial cleaning services; and Securitas, a global security provider, all performed well during the period under review.

Likewise, on September 30, 2003, the Fund held more than double the Index's weighting in metals and mining stocks. During the period, materials prices, particularly for commodities like copper and iron ore, benefited from increased demand from China. Gold prices increased more than 14% in the reporting period. Our holdings in Australia's BHP Billiton, a diversified mining company; Canada's


[SIDEBAR]
TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
as of 9/30/03
--------------------------------------
                           % OF TOTAL
                           NET ASSETS
--------------------------------------
  Oil & Gas                      7.5%
--------------------------------------
  Commercial Banks               6.9%
--------------------------------------
  Electric Utilities             6.5%
--------------------------------------
  Insurance                      5.7%
--------------------------------------
  Pharmaceuticals                5.3%
--------------------------------------
  Metals & Mining                4.7%
--------------------------------------
  Paper & Forest Products        4.4%
--------------------------------------
  Diversified Telecommunication
  Services                       4.2%
--------------------------------------
  Food Products                  3.5%
--------------------------------------
  Household Durables             3.5%




                                                           Semiannual Report | 5

Barrick Gold, one of the world's largest gold producers; and Pechiney, a French aluminum concern that was bid for by Canada's Alcan, contributed positively to Fund performance.

With optimistic outlooks in so many sectors, consumer staples represented an area where overwhelming secular pricing pressure arose in an increasingly competitive global retail environment, preventing us from identifying much underlying long-term value. Not surprisingly, the Fund's holdings in such companies -- including its position in Unilever (food products) -- suffered as managements were generally unable to meet sales growth targets. We did, however, seek to take advantage of the sector's weakness to either add to existing positions or initiate new positions where we could identify some of that scarce pricing power combined with strong brand identity, corporate restructuring and cost-cutting measures that hold earnings growth potential. In our analysis, both Nestle and Cadbury Schweppes (food products) represented such opportunities, where discounted valuations reflected a lack of visibility that is often the hallmark of early-stage restructuring.

We thank you for investing in Templeton International (Ex EM) Fund, appreciate your support and confidence in our investment process, and welcome your comments and suggestions.



[PHOTO OMITTED]

/S/ Lisa F. Myers
Lisa F. Myers, JD, CFA



[PHOTO OMITTED]

/S/ Jeffrey A. Everett
Jeffrey A. Everett, CFA

Portfolio Management Team
Templeton International (Ex EM) Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


[SIDEBAR]
TOP 10 EQUITY HOLDINGS
9/30/03
--------------------------------------------
  COMPANY                        % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY       NET ASSETS
--------------------------------------------
  BHP Billiton PLC                     2.7%
   METALS & MINING, AUSTRALIA
--------------------------------------------
  Eni SpA                              2.5%
   OIL & GAS, ITALY
--------------------------------------------
  Aventis SA                           1.9%
   PHARMACEUTICALS, FRANCE
--------------------------------------------
  UBS AG                               1.7%
   CAPITAL MARKETS, SWITZERLAND
--------------------------------------------
  Koninklijke Philips Electronics NV   1.7%
   HOUSEHOLD DURABLES, NETHERLANDS
--------------------------------------------
  Sony Corp.                           1.7%
   HOUSEHOLD DURABLES, JAPAN
--------------------------------------------
  Volkswagen AG, ord. & pfd.           1.7%
   AUTOMOBILES, GERMANY
--------------------------------------------
  Nestle SA                            1.6%
   FOOD PRODUCTS, SWITZERLAND
--------------------------------------------
  Smiths Group PLC                     1.6%
   INDUSTRIAL CONGLOMERATES, U.K.
--------------------------------------------
  Stora Enso OYJ, R (EUR/FIM Traded)   1.6%
   PAPER & FOREST PRODUCTS, FINLAND
--------------------------------------------



6 | Semiannual Report

Performance Summary as of 9/30/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           9/30/03          3/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$2.35            $11.10            $8.75
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0151
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           9/30/03          3/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$2.29            $10.93            $8.64
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0004
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           9/30/03          3/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$2.38            $11.13            $8.75
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-9/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0222

     Semiannual Report | Past performance does not guarantee future results. | 7

PERFORMANCE 1

-----------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH           1-YEAR          5-YEAR    INCEPTION (5/8/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             27.05%           23.16%          18.98%            58.10%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 3         19.79%           16.03%           2.31%             4.86%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4        $11,979          $11,603         $11,211           $14,901
-----------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH           1-YEAR          5-YEAR    INCEPTION (5/8/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             26.51%           22.32%          15.33%            49.70%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 3         24.22%           20.11%           2.68%             4.80%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4        $12,422          $12,011         $11,413           $14,822
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS 5                      6-MONTH           1-YEAR          5-YEAR    INCEPTION (5/8/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             27.48%           23.54%          20.92%            63.58%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 3         27.48%           23.54%           3.87%             6.04%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4        $12,748          $12,354         $12,092           $16,358


FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



ENDNOTES


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A:       Subject to the maximum 5.75% initial sales charge.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable maximum sales charge(s). Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable maximum sales charge(s).

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 36.79% and 4.75%.





8 | Past performance does not guarantee future results. | Semiannual Report

Templeton International (Ex EM) Fund

FINANCIAL HIGHLIGHTS


                                                   -----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2003                     YEAR ENDED MARCH 31,
CLASS A                                               (UNAUDITED)       2003        2002        2001         2000        1999
                                                   -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........           $8.75      $11.48      $11.51      $12.91       $12.61      $14.26
                                                   -----------------------------------------------------------------------------

Income from investment operations:

 Net investment income a .......................             .09         .10         .19         .23          .27         .21

 Net realized and unrealized gains (losses) ....            2.27       (2.69)       (.07)       (.64)         .94       (1.24)
                                                   -----------------------------------------------------------------------------
Total from investment operations ...............            2.36       (2.59)        .12        (.41)        1.21       (1.03)
                                                   -----------------------------------------------------------------------------

Less distributions from:

 Net investment income .........................            (.02)       (.14)       (.15)       (.24)        (.29)       (.22)

 Net realized gains ............................              --          --          --        (.75)        (.62)       (.40)
                                                   -----------------------------------------------------------------------------
Total distributions ............................            (.02)       (.14)       (.15)       (.99)        (.91)       (.62)
                                                   -----------------------------------------------------------------------------
Redemption fees ................................             .01          --          --          --           --          --
                                                   -----------------------------------------------------------------------------
Net asset value, end of period .................          $11.10       $8.75      $11.48      $11.51       $12.91      $12.61
                                                   -----------------------------------------------------------------------------

Total return b .................................          27.05%    (22.77)%       1.02%     (3.38)%        9.61%     (7.12)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............         $32,227     $25,894     $32,586     $35,486      $40,201     $39,509

Ratios to average net assets:

 Expenses ......................................           1.79% c     1.81%       1.82%       1.82%        1.86%       1.73%

 Net investment income .........................           2.25% c     1.02%       1.69%       1.85%        2.03%       1.91%

Portfolio turnover rate ........................          14.90%      19.05%      31.28%      42.06%       61.73%      38.57%




a Based on average shares outstanding effective year ended March 31, 2000.
b Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.


                                                           Semiannual Report | 9

Templeton International (Ex EM) Fund

                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                    SEPTEMBER 30, 2003                   YEAR ENDED MARCH 31,
CLASS C                                                (UNAUDITED)      2003        2002        2001         2000        1999
                                                   -----------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............          $8.65      $11.34      $11.38      $12.78       $12.49      $14.16
                                                   -----------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ........................            .08         .04         .11         .15          .18         .11

 Net realized and unrealized gains (losses) .....           2.20       (2.65)       (.07)       (.64)         .95       (1.22)
                                                   -----------------------------------------------------------------------------
Total from investment operations ................           2.28       (2.61)        .04        (.49)        1.13       (1.11)
                                                   -----------------------------------------------------------------------------

Less distributions from:

 Net investment income ..........................             -- c      (.08)       (.08)       (.16)        (.22)       (.16)

 Net realized gains .............................             --          --          --        (.75)        (.62)       (.40)
                                                   -----------------------------------------------------------------------------
Total distributions .............................             --        (.08)       (.08)       (.91)        (.84)       (.56)
                                                   -----------------------------------------------------------------------------
Redemption fees .................................            .01          --          --          --           --          --
                                                   -----------------------------------------------------------------------------
Net asset value, end of period ..................         $10.94       $8.65      $11.34      $11.38       $12.78      $12.49
                                                   -----------------------------------------------------------------------------

Total return b ..................................         26.51%    (23.22)%        .37%     (4.00)%        8.99%     (7.73)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............        $19,183     $14,372     $16,243     $11,756      $14,051     $14,222

Ratios to average net assets:

 Expenses .......................................          2.43% d     2.44%       2.46%       2.46%        2.49%       2.37%

 Net investment income ..........................          1.61% d      .39%        .97%       1.25%        1.34%       1.26%

Portfolio turnover rate .........................         14.90%      19.05%      31.28%      42.06%       61.73%      38.57%




a Based on average shares outstanding effective year ended March 31, 2000.
b Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Actual distribution from net investment income was $.0004.
d Annualized.




10 | Semiannual Report

Templeton International (Ex EM) Fund

                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                    SEPTEMBER 30, 2003                   YEAR ENDED MARCH 31,
ADVISOR CLASS                                          (UNAUDITED)      2003        2002        2001         2000        1999
                                                   -----------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........           $8.76      $11.51      $11.55      $12.95       $12.66      $14.30
                                                   -----------------------------------------------------------------------------

Income from investment operations:

 Net investment income a .......................             .11         .14         .22         .39          .26         .74

 Net realized and unrealized gains (losses) ....            2.27       (2.72)       (.07)        (.75)       1.00       (1.73)
                                                   -----------------------------------------------------------------------------
Total from investment operations ...............            2.38       (2.58)        .15        (.36)        1.26        (.99)
                                                   -----------------------------------------------------------------------------

Less distributions from:

 Net investment income .........................            (.02)       (.17)       (.19)       (.29)        (.35)       (.25)

 Net realized gains ............................              --          --          --        (.75)        (.62)       (.40)
                                                   -----------------------------------------------------------------------------
Total distributions ............................            (.02)       (.17)       (.19)      (1.04)        (.97)       (.65)
                                                   -----------------------------------------------------------------------------
Redemption fees ................................             .01          --          --          --           --          --
                                                   -----------------------------------------------------------------------------
Net asset value, end of period .................          $11.13       $8.76      $11.51      $11.55       $12.95      $12.66
                                                   -----------------------------------------------------------------------------

Total return b .................................          27.48%    (22.69)%       1.30%     (2.97)%        9.90%     (6.76)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............            $311        $276        $334        $261         $544        $265

Ratios to average net assets:

 Expenses ......................................           1.44% c     1.47%       1.47%       1.47%        1.51%       1.38%

 Net investment income .........................           2.60% c     1.36%       1.96%       3.19%        1.93%       2.49%

Portfolio turnover rate ........................          14.90%      19.05%      31.28%      42.06%       61.73%      38.57%




a Based on average shares outstanding effective year ended March 31, 2000. b Total return is not annualized for periods less than one year.
c Annualized.


                     Semiannual Report | See notes to financial statements. | 11

Templeton International (Ex EM) Fund

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                     SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 93.8%
  AUSTRALIA 5.7%
  APN News & Media Ltd. ......................                      Media                      146,730         $   353,559
  Australia & New Zealand Banking Group Ltd. .                Commercial Banks                  35,630             432,886
  BHP Billiton PLC ...........................                 Metals & Mining                 207,389           1,376,506
  Mayne Group Ltd. ...........................        Health Care Providers & Services         126,725             282,196
  Qantas Airways Ltd. ........................                    Airlines                     222,436             493,824
                                                                                                               ------------
                                                                                                                 2,938,971
                                                                                                               ------------
  BERMUDA 2.1%
  Ace Ltd. ...................................                    Insurance                     15,790             522,333
  XL Capital Ltd., A .........................                    Insurance                      7,000             542,080
                                                                                                               ------------
                                                                                                                 1,064,413
                                                                                                               ------------
  CANADA 3.8%
  Abitibi-Consolidated Inc. ..................             Paper & Forest Products              51,920             364,742
  Barrick Gold Corp. .........................                 Metals & Mining                  18,310             345,047
  BCE Inc. ...................................     Diversified Telecommunication Services       28,560             616,936
  Transcanada Corp. ..........................                  Gas Utilities                   34,183             635,050
                                                                                                               ------------
                                                                                                                 1,961,775
                                                                                                               ------------
  DENMARK 2.2%
a ISS A/S ....................................         Commercial Services & Supplies           14,178             642,615
  Vestas Wind Systems AS .....................              Electrical Equipment                30,400             507,763
                                                                                                               ------------
                                                                                                                 1,150,378
                                                                                                               ------------
  FINLAND 5.6%
  Fortum OYJ .................................               Electric Utilities                 50,410             440,288
  Metso OYJ ..................................                    Machinery                     38,109             377,229
  Sampo-Leonia OYJ, A ........................                    Insurance                     84,410             683,183
  Stora Enso OYJ, R (EUR/FIM Traded) .........             Paper & Forest Products              65,880             815,540
  UPM-Kymmene Corp. ..........................             Paper & Forest Products              35,890             601,441
                                                                                                               ------------
                                                                                                                 2,917,681
                                                                                                               ------------
  FRANCE 7.5%
  Aventis SA .................................                 Pharmaceuticals                  18,600             964,982
  AXA SA .....................................                    Insurance                     30,790             518,844
a Axa Sa, Rights, Expire 10/03/03 ............                    Insurance                     30,790               1,434
  Galeries Lafayette SA ......................                Multiline Retail                   1,972             275,350
  Pechiney SA, A .............................                 Metals & Mining                  12,460             685,612
  Suez SA ....................................       Multi-Utilities & Unregulated Power        27,460             435,868
  Total SA, B ................................                    Oil & Gas                      2,900             437,685
  Unibail Holding ............................                   Real Estate                     6,960             547,106
                                                                                                               ------------
                                                                                                                 3,866,881
                                                                                                               ------------






12 | Semiannual Report

Templeton International (Ex EM) Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                     SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  GERMANY 6.3%
  Adidas-Salomon AG ..........................         Textiles Apparel & Luxury Goods           7,270         $   630,738
  BASF AG ....................................                    Chemicals                     13,020             566,469
  Bayer AG, Br. ..............................                    Chemicals                     19,380             417,527
  Deutsche Post AG ...........................             Air Freight & Logistics              42,860             726,229
  E.ON AG ....................................               Electric Utilities                 14,010             683,614
  Volkswagen AG ..............................                   Automobiles                     5,380             240,274
                                                                                                               ------------
                                                                                                                 3,264,851
                                                                                                               ------------

  HONG KONG 8.9%
  Cheung Kong Holdings Ltd. ..................                   Real Estate                    96,000             759,317
  Cheung Kong Infrastructure Holdings Ltd. ...             Construction Materials              275,000             568,196
  CLP Holdings Ltd. ..........................               Electric Utilities                178,800             785,041
  Fountain Set Holdings Ltd. .................         Textiles Apparel & Luxury Goods         860,000             677,445
  HSBC Holdings PLC ..........................                Commercial Banks                  39,800             534,518
  Hutchison Whampoa Ltd. .....................            Industrial Conglomerates             111,000             809,874
  Swire Pacific Ltd., A ......................         Diversified Financial Services           79,000             466,218
                                                                                                               ------------
                                                                                                                 4,600,609
                                                                                                               ------------
  ITALY 2.5%
  Eni SpA ....................................                    Oil & Gas                     84,110           1,285,109
                                                                                                               ------------

  JAPAN 7.8%
  Denso Corp. ................................                 Auto Components                  32,000             633,040
  Hitachi Ltd. ...............................       Electronic Equipment & Instruments        145,000             804,726
a NEC Corp. ..................................             Computers & Peripherals              44,000             330,842
  Nippon Telegraph & Telephone Corp. .........     Diversified Telecommunication Services          172             779,054
  Nomura Holdings Inc. .......................                 Capital Markets                  38,000             612,272
  Sony Corp. .................................               Household Durables                 25,440             888,117
                                                                                                               ------------
                                                                                                                 4,048,051
                                                                                                               ------------
  NETHERLANDS 4.7%
  Akzo Nobel NV ..............................                    Chemicals                     14,930             465,443
  ING Groep NV ...............................         Diversified Financial Services           31,826             583,001
  Koninklijke Philips Electronics NV .........               Household Durables                 39,710             899,915
  Rodamco Europe NV ..........................         Diversified Financial Services            9,270             479,855
                                                                                                               ------------
                                                                                                                 2,428,214
                                                                                                               ------------
  NEW ZEALAND .5%
  Telecom Corp. of New Zealand Ltd. ..........     Diversified Telecommunication Services       78,918             241,867
                                                                                                               ------------
  NORWAY .7%
  Norsk Hydro ASA ............................                    Oil & Gas                      7,641             388,770
                                                                                                               ------------
  SINGAPORE .9%
  DBS Group Holdings Ltd. ....................                Commercial Banks                  64,000             477,626
                                                                                                               ------------





                                                          Semiannual Report | 13

Templeton International (Ex EM) Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                     SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  SPAIN 5.1%
  Endesa SA ..................................               Electric Utilities                 42,745        $    660,564
  Iberdrola SA, Br. ..........................               Electric Utilities                 46,430             781,313
  Repsol YPF SA ..............................                    Oil & Gas                     40,000             657,272
a Telefonica SA ..............................     Diversified Telecommunication Services       44,220             522,174
                                                                                                               ------------
                                                                                                                 2,621,323
                                                                                                               ------------

  SWEDEN 5.3%
  Atlas Copco AB, A ..........................                    Machinery                     11,500             337,474
  Foreningssparbanken AB, A ..................                Commercial Banks                  29,070             430,296
  Holmen Aktiebolag AB, B ....................             Paper & Forest Products              15,081             473,755
  Nordea AB ..................................                Commercial Banks                  66,420             378,665
  Saab AB, B .................................               Aerospace & Defense                21,920             310,293
  Securitas AB ...............................         Commercial Services & Supplies           24,500             297,722
  Volvo AB, B ................................                    Machinery                     22,262             515,151
                                                                                                               ------------
                                                                                                                 2,743,356
                                                                                                               ------------

  SWITZERLAND 6.6%
  Adecco SA ..................................         Commercial Services & Supplies            5,860             289,539
  Nestle SA ..................................                  Food Products                    3,670             846,218
  Novartis AG ................................                 Pharmaceuticals                  18,270             706,949
  Swiss Reinsurance Co. ......................                    Insurance                     10,380             659,459
  UBS AG .....................................                 Capital Markets                  16,120             904,507
                                                                                                               ------------
                                                                                                                 3,406,672
                                                                                                               ------------

  UNITED KINGDOM 17.6%
  Abbey National PLC .........................                Commercial Banks                  92,213             756,824
  BAE Systems PLC ............................               Aerospace & Defense               223,205             623,001
  BP PLC .....................................                    Oil & Gas                     76,110             522,237
  Brambles Industries PLC ....................         Commercial Services & Supplies           87,230             246,009
  Cadbury Schweppes PLC ......................                  Food Products                   44,180             271,583
a CellTech Group PLC .........................                  Biotechnology                  104,450             598,692
  GlaxoSmithKline PLC ........................                 Pharmaceuticals                  27,180             564,011
  Heywood Williams Group PLC .................                Building Products                175,700             370,724
  Lloyds TSB Group PLC .......................                Commercial Banks                  80,275             551,816
  Marks & Spencer Group PLC ..................                Multiline Retail                  80,038             406,905
  Rolls-Royce Group PLC ......................               Aerospace & Defense               220,408             589,561
  Shell Transport & Trading Co. PLC ..........                    Oil & Gas                     94,185             581,321
a Shire Pharmaceuticals Group PLC ............                 Pharmaceuticals                  70,700             512,132
  Smiths Group PLC ...........................            Industrial Conglomerates              75,660             840,946
  Unilever PLC ...............................                  Food Products                   78,750             672,495
  United Business Media PLC ..................                      Media                       75,760             524,241
  WPP Group PLC ..............................                      Media                       58,040             489,372
                                                                                                               ------------
                                                                                                                 9,121,870
                                                                                                               ------------
  TOTAL COMMON STOCKS (COST $49,059,089) .....                                                                  48,528,417
                                                                                                               ------------





14 | Semiannual Report

Templeton International (Ex EM) Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                     SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
  PREFERRED STOCKS (COST $573,828) 1.2%
  GERMANY 1.2%
  Volkswagen AG, pfd. ........................                   Automobiles                    20,260         $   616,034
                                                                                                               ------------


                                                                                    ---------------------------------------
                                                                                         PRINCIPAL AMOUNT B       VALUE
                                                                                    ---------------------------------------
  BONDS & NOTES 1.8%
  AUSTRALIA .4%
  Queensland Treasury Corp., 6.00%, 8/14/13 ..                                                 330,000 AUD     $    231,681
                                                                                                               ------------

  NEW ZEALAND .5%
  Government of New Zealand, 6.50%, 4/15/13 ..                                                 380,000 NZD         236,975
                                                                                                               ------------

  SWEDEN .9%
  Kingdom of Sweden,
     6.50%, 5/05/08 ..........................                                                 820,000 SEK         118,011
     5.50%, 10/08/12 .........................                                               2,300,000 SEK         321,260
                                                                                                               ------------
                                                                                                                   439,271
                                                                                                               ------------

  UNITED KINGDOM
  Bae Systems PLC, 7.45%, 11/29/03 ...........                                                   2,368 GBP           3,948
                                                                                                               ------------
  TOTAL BONDS & NOTES (COST $921,650) ........                                                                     911,875
                                                                                                               ------------

  SHORT TERM INVESTMENTS (COST $1,772,118) 3.4%
  UNITED STATES 3.4%
  U.S. Treasury Bills, 0.837% to 0.942%, with
   maturities to 12/26/03 ....................                                               1,774,000           1,772,322
                                                                                                               ------------
  TOTAL INVESTMENTS (COST $52,326,685) 100.2%                                                                   51,828,648
  OTHER ASSETS, LESS LIABILITIES (.2)% .......                                                                    (107,713)
                                                                                                               ------------
  NET ASSETS 100.0% ..........................                                                                 $51,720,935
                                                                                                               ------------





CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | EUR - Euro | FIM - Finnish Markka | GBP - British Pound
                          NZD - New Zealand Dollar | SEK - Swedish Krona




a Non-income producing.
b The principal amount is stated in U.S. dollars unless otherwise indicated.




                     Semiannual Report | See notes to financial statements. | 15

Templeton International (Ex EM) Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003 (unaudited)


Assets:
 Investments in securities:
  Cost ............................................................................................   $52,326,685
                                                                                                      ------------
  Value ...........................................................................................    51,828,648
 Cash .............................................................................................         5,767
 Foreign currency, at value (cost $669,454) .......................................................       686,408
 Receivables:
  Capital shares sold .............................................................................        78,972
  Dividends and interest ..........................................................................       184,635
                                                                                                      ------------
      Total assets ................................................................................    52,784,430
                                                                                                      ------------
Liabilities:
 Payables:
  Investment securities purchased .................................................................       308,334
  Capital shares redeemed .........................................................................       614,128
  Affiliates ......................................................................................       103,266
 Other liabilities ................................................................................        37,767
                                                                                                      ------------
      Total liabilities ...........................................................................     1,063,495
                                                                                                      ------------
Net assets, at value ..............................................................................   $51,720,935
                                                                                                      ------------
Net assets consist of:
 Undistributed net investment income ..............................................................   $   492,469
 Net unrealized appreciation (depreciation) .......................................................      (472,741)
 Accumulated net realized gain (loss) .............................................................    (8,714,134)
 Capital shares ...................................................................................    60,415,341
                                                                                                      ------------
Net assets, at value ..............................................................................   $51,720,935
                                                                                                      ------------
CLASS A:
 Net asset value per share ($32,227,166 / 2,902,595 shares outstanding) ...........................        $11.10
                                                                                                      ------------
 Maximum offering price per share ($11.10 / 94.25%) ...............................................        $11.78
                                                                                                      ------------
CLASS C:
 Net asset value per share ($19,182,732 / 1,753,855 shares outstanding) a .........................        $10.94
                                                                                                      ------------
 Maximum offering price per share ($10.94 / 99.00%) ...............................................        $11.05
                                                                                                      ------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($311,037 / 27,937 shares outstanding) ......        $11.13
                                                                                                      ------------




a Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.






16 | See notes to financial statements. | Semiannual Report

Templeton International (Ex EM) Fund

STATEMENT OF OPERATIONS
for the six months ended September 30, 2003 (unaudited)


Investment Income:
 (net of foreign taxes of $120,491)
 Dividends ..................................................................................   $   956,007
 Interest ...................................................................................        49,409
                                                                                                ------------
      Total investment income ...............................................................     1,005,416
                                                                                                ------------
Expenses:
 Management fees (Note 3) ...................................................................       186,573
 Administrative fees (Note 3) ...............................................................        37,315
 Distribution fees (Note 3)
  Class A ...................................................................................        54,919
  Class C ...................................................................................        88,830
 Transfer agent fees (Note 3) ...............................................................        59,000
 Custodian fees .............................................................................         8,400
 Reports to shareholders ....................................................................        16,800
 Registration and filing fees ...............................................................        31,000
 Professional fees ..........................................................................         7,700
 Directors' fees and expenses ...............................................................        11,000
 Other ......................................................................................           400
                                                                                                ------------
      Total expenses ........................................................................       501,937
                                                                                                ------------
        Net investment income ...............................................................       503,479
                                                                                                ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...............................................................................    (2,102,934)
  Foreign currency transactions .............................................................       (12,212)
                                                                                                ------------
      Net realized gain (loss) ..............................................................    (2,115,146)
 Net unrealized appreciation (depreciation) on:
  Investments ...............................................................................    12,721,857
  Translation of assets and liabilities denominated in foreign currencies ...................        15,880
                                                                                                ------------
      Net unrealized appreciation (depreciation) ............................................    12,737,737
                                                                                                ------------
Net realized and unrealized gain (loss) .....................................................    10,622,591
                                                                                                ------------
Net increase (decrease) in net assets resulting from operations .............................   $11,126,070
                                                                                                ------------




                     Semiannual Report | See notes to financial statements. | 17

Templeton International (Ex EM) Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended September 30, 2003
(unaudited) and the year ended March 31, 2003


                                                                                         -----------------------------------
                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                         SEPTEMBER 30, 2003   MARCH 31, 2003
                                                                                         -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................................................        $  503,479      $   375,439
  Net realized gain (loss) from investments and foreign currency transactions .........        (2,115,146)      (2,048,994)
  Net unrealized appreciation (depreciation) on investments and translation of assets
     and liabilities denominated in foreign currencies ................................        12,737,737      (10,235,739)
                                                                                         -----------------------------------
      Net increase (decrease) in net assets resulting from operations .................        11,126,070      (11,909,294)
 Distributions to shareholders from:
  Net investment income:
   Class A ............................................................................           (45,814)        (408,336)
   Class C ............................................................................              (674)        (122,333)
   Advisor Class ......................................................................              (687)          (5,746)
                                                                                         -----------------------------------
  Total distributions to shareholders .................................................           (47,175)        (536,415)
  Capital share transactions (Note 2):
   Class A ............................................................................          (762,828)       1,086,528
   Class C ............................................................................           896,281        2,720,881
   Advisor Class ......................................................................           (75,885)          14,556
                                                                                         -----------------------------------
  Total capital share transactions ....................................................            57,568        3,821,965
 Redemption Fees (Note 1g) ............................................................            42,858            1,962
      Net increase (decrease) in net assets ...........................................        11,179,321       (8,621,782)
Net assets:
 Beginning of period ..................................................................        40,541,614       49,163,396
                                                                                         -----------------------------------
 End of period ........................................................................       $51,720,935     $ 40,541,614
                                                                                         -----------------------------------
Undistributed net investment income included in net assets:
 End of period ........................................................................       $   492,469     $     36,165
                                                                                         -----------------------------------





18 | See notes to financial statements. | Semiannual Report

Templeton International (Ex EM) Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton International (Ex EM) Fund (the Fund) is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 75% of its total assets in the equity securities of companies located in any developed country outside the United States. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.





                                                          Semiannual Report | 19

Templeton International (Ex EM) Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

The Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.





20 | Semiannual Report

Templeton International (Ex EM) Fund

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At September 30, 2003, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                   -------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                        SEPTEMBER 30, 2003                     MARCH 31, 2003
                                   -------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                   -------------------------------------------------------------------

CLASS A SHARES:
 Shares sold ....................    1,160,270     $ 12,263,951          3,545,186       $ 35,765,753
 Shares issued on reinvestment of
  distributions .................        4,046           40,824             35,970            369,034
 Shares redeemed ................   (1,220,889)     (13,067,603)        (3,459,982)       (35,048,259)
                                    ------------------------------------------------------------------
 Net increase (decrease) ........      (56,573)    $   (762,828)           121,174       $  1,086,528
                                    ------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ....................      444,736     $  4,614,546          1,657,859       $ 17,465,662
 Shares issued on reinvestment of
  distributions .................           59              594             10,396            105,581
 Shares redeemed ................     (353,161)      (3,718,859)        (1,438,265)       (14,850,362)
                                    ------------------------------------------------------------------
 Net increase (decrease) ........       91,634     $    896,281            229,990       $  2,720,881
                                    ------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ....................      406,654     $  4,160,718            585,241       $  5,514,637
 Shares issued on reinvestment of
  distributions .................           42              424                429              4,335
 Shares redeemed ................     (410,230)      (4,237,027)          (583,200)        (5,504,416)
                                    ------------------------------------------------------------------
 Net increase (decrease) ........       (3,534)    $    (75,885)             2,470       $     14,556
                                    ------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TGAL of 0.75% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
----------------------------------------------------------------------------
        0.150%          First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.100%          Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion





                                                          Semiannual Report | 21

Templeton International (Ex EM) Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 2003, Distributors advised the Fund that unreimbursed costs were $533,241. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $6,534 and $7,520, respectively.


4. INCOME TAXES

At September 30, 2003, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments ......................................   $52,346,712
                                                             ------------
Unrealized appreciation ..................................     5,501,872
Unrealized depreciation ..................................    (6,019,936)
                                                             ------------
Net unrealized appreciation (depreciation) ...............   $  (518,064)
                                                             ============

At March 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
  2010 ...................................................    $2,844,998
  2011 ...................................................     2,647,787
                                                             ------------
                                                              $5,492,785
                                                             ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

At March 31, 2003, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2002 of $882,764 and $33, respectively. For tax purposes, such losses will be reflected in the year ending March 31, 2004.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2003 aggregated $9,598,046 and $6,546,558, respectively.






22 | Semiannual Report

Templeton International (Ex EM) Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention:
Proxy Group.





                                                          Semiannual Report | 23

              [LOGO]
     FRANKLIN[R] TEMPLETON[R]      One Franklin Parkway
            INVESTMENTS            San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON INTERNATIONAL
(EX EM) FUND


PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton International (Ex EM) Fund prospectus, which contains more complete information, including main investment risks, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



419 S2003 11/03

SEPTEMBER 30, 2003


[PHOTO OMITTED]

SEMIANNUAL REPORT


FRANKLIN TEMPLETON
NON-U.S. DYNAMCI CORE EQUITY FUND


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

FRANKLIN TEMPLETON NON-U.S.
DYNAMIC CORE EQUITY FUND

FINANCIAL HIGHLIGHTS



                                                        PERIOD ENDED
                                                     SEPTEMBER 30, 2003
                                                       (UNAUDITED)/a/
                                                    ---------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period                     $ 10.00
                                                    -------------
Income from investment operations:
     Net investment income/b/                                .13
     Net realized and unrealized gains (losses)             2.19
                                                    -------------
Total from investment operations                            2.32
                                                    -------------
Net asset value, end of period                           $ 12.32
                                                    =============

Total return/c/                                            23.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $2,464
Ratios to average net assets:
     Expenses                                               .89%/d/
     Expenses, excluding waiver and
       payments by affiliate                               4.86%/d/
     Net investment income (loss)                          2.28%/d/
Portfolio turnover rate                                   20.43%


a For the period April 1, 2003 (inception dated) to September 30, 2003. b Based on average shares outstanding.
c Total return is not annualized for periods less than one year.
d Annualized.


                       See Notes to Financial Statements.

FRANKLIN TEMPLETON NON-U.S. CORE DYNAMIC EQUITY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED)




                                                           INDUSTRY                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------

  COMMON STOCKS AND RIGHTS 92.4%
  AUSTRALIA 3.1%
  BHP Billiton PLC                                         Metals & Mining                   4,990        $   33,120
  Mayne Group Ltd.                                  Health Care Providers & Services         5,520            12,292
  News Corp. Ltd., ADR                                        Media                            400            13,120
  Qantas Airways Ltd.                                        Airlines                        2,300             5,106
  QBE Insurance Group Ltd.                                  Insurance                        1,000             6,741
  Westpac Banking Corp. Ltd.                              Commerical Banks                     700             7,675
                                                                                                        ----------------
                                                                                                              78,054
                                                                                                        ----------------
  BERMUDA .9%
  Ace Ltd.                                                  Insurance                          690            22,825
                                                                                                        ----------------

  CANADA 2.7%
  Alcan Inc.                                                Metals & Mining                    710            27,570
  BCE Inc.                                         Diversified Telecommunicaton Services     1,090            23,546
a Biovail Corp                                            Pharmaceuticals                      450            16,718
                                                                                                        ----------------
                                                                                                              67,834
                                                                                                        ----------------

  CHINA 1.6%
  Beijing Capital International Airport Co. Ltd.       Transportation Infrastruction       20,000              5,876
  China Mobile (Hong Kong) Ltd.                     Wireless Telecommunication Services     7,500             19,758
  Huaneng Power International Inc., H                      Electric Utilities              10,000             13,688
                                                                                                        ----------------
                                                                                                              39,322
                                                                                                        ----------------

  FINLAND 2.3%
  Nokia Corp., A                                       Communications Equipment             1,600             24,633
  Stora Enso OYJ, R                                     Paper & Forest Products             2,550             31,567
                                                                                                        ----------------
                                                                                                              56,200
                                                                                                        ----------------
  FRANCE 6.9%
  Accor SA                                             Hotel Restaurants & Leisure            150              5,523
  Aventis SA                                             Pharmaceuticals                      740             38,392
  AXA SASA                                                   Insurance                      1,270             21,401
a AXA, Rights Expire 10/04/03                                Insurance                      1,270                 59
  Michelin SA, B                                         Auto Components                      730             27,144
  Publicis Groupe SA                                           Media                          400             10,984
  Sanofi Synthelabo SA                                     Pharmaceuticals                    400             24,316
  Suez SA                                        Multi-Utilities & Unregulated Power        1,290             20,476
  Television Francaise 1                                       Media                          700             20,730
                                                                                                        ----------------
                                                                                                             169,025
                                                                                                        ----------------

  GERMANY 10.6%
  BASF AG                                                    Chemicals                        540             23,494
  Bayer AG, Br.                                              Chemicals                        620             13,357
  Bayerische Motoren Werke AG                               Automobiles                     1,100             41,569
  Celesio AG                                      Health Care Providers & Services            630             25,678
  Deutsche Post AG                                   Air Freight & Logistics                2,030             34,397
  E.ON AG                                                 Electric Utilities                  560             27,325
  Puma AG                                                  Specialty Retail                   100             12,577
  SAP AG                                                     Software                         250             30,569
  Siemens AG                                           Industrial Conglomerates               500             29,696
  Volkswagan AG                                             Automobiles                       520             23,223
                                                                                                        ----------------
                                                                                                             261,885
                                                                                                        ----------------

  HONG KONG 5.0%
  Esprit Holdings                                         Specialty Retail                  8,000             24,329
  HSBC Holdings PLC                                       Commercial Banks                  1,200             16,116
  i-CABLE Communications Ltd.                            Cable/Satellite TV                   900                210
  Sun Hung Kai Properties Ltd.                              Real Estate                     3,000             24,310
  Swire Pacific Ltd., A                              Diversified Financial Services         2,000             11,803
  Television Broadcasts Ltd.                                   Media                        5,000             22,470
  Wharf Holdings Ltd.                                Diversified Financial Services         9,000             23,477
                                                                                                        ----------------
                                                                                                             122,715
                                                                                                        ----------------

  IRISH REPUBLIC .5%
  Anglo Irish Bank Corp. PLC                               Commercial Banks                 1,200             12,839
                                                                                                        ----------------

  ISRAEL .9%
a Check Point Software Technologies Ltd.                     Software                       1,380             23,184
                                                                                                        ----------------

FRANKLIN TEMPLETON NON-U.S. CORE DYNAMIC EQUITY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED) (CONTINUED)


                                                           INDUSTRY                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND RIGHTS (CONT.)

  ITALY 4.7%
  Arnoldo Mondadori Editore SpA                               Media                         1,700             12,670
  Eni SpA                                                  Oil & Gas                        1,500             22,918
  Luxottica Group SpA ADA                           Textiles Apparel & Luxury Goods         1,400             20,006
  Mediaset SpA                                               Media                          1,600             14,645
  Riunione Adriatica di Sicurta SpA                         Insurance                       1,610             24,562
  Saipem SpA                                        Energy Equipment & Services             2,700             20,344
                                                                                                        ----------------
                                                                                                             115,145
                                                                                                        ----------------

  JAPAN 11.4%
  Canon Inc.                                           Electronic Equipment                 1,000             48,874
  East Japan Railway Co.                                   Road & Rail                          5             24,213
  Fanuc Ltd.                                               Machinery                          400             24,240
  JFE Holdings Inc.                                          Steel                            900             19,657
  KAO Corp.                                            Household Products                   1,000             21,125
  Kyocera Corp.                                        Electronic Equipment                   200             11,816
  Mitsui Fudosan Co. Ltd.                                  Real Estate                      1,000              8,862
  Nintendo Co. Ltd.                                        Software                           100              8,378
  Nippon Telegraph & Telephone Corp.           Diversified Telecommunication Services           7             31,706
  Norura Holdings Inc.                           Diversified Financial Services             1,000             16,112
  Olympus Corp.                                  Health Care Equipment & Supplies           1,000             23,811
  Seiko Epson Corp.                                  Electronic Equipment                     400             12,460
  Sompo Japan Insurance Inc.                                Insurance                       4,000             28,931
                                                                                                        ----------------
                                                                                                             280,185
                                                                                                        ----------------

  MEXICO 1.3%
  America Movil SA de CV, L, ADR                 Wireless Telecommunication Services          700             16,177
  Grupo Financiero Banorte SA de CV, O                 Commercial Banks                     5,000             15,022
                                                                                                        ----------------
                                                                                                              31,199
                                                                                                        ----------------
  NETHERLANDS 6.5%
  Akzo Nobel NV                                            Chemicals                          750             23,381
  IHC Caland NV                                    Energy Equipment & Services                470             24,192
  ING Groep NV                                     Diversifed Financial Services            1,300             23,814
a Koninklijke KPN NV                           Diversified Telecommunication Services       1,500             11,232
  Koninklijke Philips Electronics NV                   Household Durables                   1,460             33,087
  Royal Dutch Petroleum Co.                             Oil & Gas                             600             26,349
  STMicroelectronics NV                        Semiconductors & Semiconductor Equipment       800             19,332
                                                                                                        ----------------
                                                                                                             161,387
                                                                                                        ----------------

  NORWAY 1.3%
  Norske Skogindustrier ASA, A                        Paper & Forest Products               1,880             31,041
                                                                                                        ----------------
  PORTUGAL .8%
  Portugal Telecom SGPS SA                     Diversified Telecommunication Services       2,620             20,717
                                                                                                        ----------------

  SOUTH KOREA 4.1%
  Kookmin Bank, ADR                                    Commerical Banks                       870             28,623
  KT Corp., ADR                                Diversified Telecommunication Services       1,210             24,115
  POSCO, ADR                                                Steel                             500             14,300
  Samsung Electronics Co. Ltd, GDR, 144A       Semiconductors & Semiconductor Equipment       200             33,850
                                                                                                        ----------------
                                                                                                             100,888
                                                                                                        ----------------
  SPAIN 2.1%
  Banco Santander Central Hispano SA                   Commerical Banks                     2,370             19,499
  Telefonica SA                                Diversified Telecommunication Services       2,670             31,529
                                                                                                        ----------------
                                                                                                              51,028
                                                                                                        ----------------
  SWEDEN 3.8%
  Atlas Copco AB, A                                     Machinery                           1,320             38,736
  Nordea AB, FDR                                        Commercial Banks                    4,560             26,074
  Securitas AB                                   Commercial Services & Supplies               550              6,684
  Volvo AB, B                                            Machinery                            960             22,215
                                                                                                        ----------------
                                                                                                              93,709
                                                                                                        ----------------
  SWITZERLAND 3.3%
  Roche Holding AGR                                    Pharmaceuticals                        200             16,583
  Swiss Reinsurance Co.                                 Insurance                             390             24,777
  UBS AG                                             Commercial Banks                         700             39,278
                                                                                                        ----------------
                                                                                                              80,638
                                                                                                        ----------------

FRANKLIN TEMPLETON NON-U.S. CORE DYNAMIC EQUITY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED) (CONTINUED)


                                                           INDUSTRY                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND RIGHTS (CONT.)

  TAIWAN 1.1%
  Chunghwa Telecom Co Ltd., ADR                    Diverified Telecommunication Services      700       $      9,807
a Taiwan Semiconductor Manufacturing Co. Ltd., ADR  Semiconductor & Semiconductor Equipment 1,600             17,328
                                                                                                        ----------------
                                                                                                              27,135
                                                                                                        ----------------

  UNITED KINGDON 17.5%
  BAE Systems PLC                                      Aerospace & Defense                  5,650             15,770
  BP PLC                                                  Oil & Gas                         1,770             12,145
  Cable & Wireless PLC                           Diversified Telecommunication Services    11,010             20,807
  Cadbury Schweppes PLC                                 Food Products                       2,830             17,397
  Compass Group PLC                                 Hotel Restaurants & Leisure             5,800             33,437
  Diageo PLC                                              Beverages                         2,500             26,977
  Exel PLC                                             Air Freight & Logistics              1,000             11,007
  J. Sainsbury PLC                                   Food & Staples Retailing               5,750             25,913
  National Grid Transco PLC                              Electric Utilities                 2,660             17,014
  Reckitt Benckiser PLC                                 Household Products                    900             18,093
  Reed Elsevier PLCPLC                                        Media                         2,000             15,642
  Royal Bank of Scotland Group PLC                       Commerical Banks                   1,000             25,420
  Sage Group PLC                                           Software                         8,200             22,377
  Shell Transport & Trading Co. PLC                       Oil & Gas                         3,310             20,430
a Shire Pharmaceuticals Group PLC                        Pharmaceuticals                    2,870             20,790
  Smith & Nephew PLC                               Health Care Equipment & Supplies         2,700             17,764
  Smiths Group PLC                                    Industrial Conglomerates                900             11,004
  Standard Chartered PLC                                Commerical Banks                    1,880             26,253
  Tesco PLC                                           Food & Staples Retailing              4,800             19,219
  Vodafone Group PLC                             Wireless Telecommunication Services       16,900             33,692
  WPP Group PLC                                               Media                         2,400             20,235
                                                                                                        ----------------
                                                                                                             431,386
                                                                                                        ----------------
  TOTAL COMMON STOCKS AND RIGHTS (COST $1,876,177)                                                         2,278,341
                                                                                                        ----------------

                                                                                       PRINCIPAL
                                                                                        AMOUNT
                                                                                      -----------
  SHORT TERM INVESTMENTS (COST $188,962) 7.7%
  UNITED STATES 7.7%
  U.S. Treasury Bills, 0.850% to 0.940%
    with maturities to 11/28/03                         Government Bonds               $ 189,000             188,967
                                                                                                        ----------------
  TOTAL INVESTMENTS (COST $2,065,139) 100.1%                                                               2,467,308
  OTHER ASSETS, LESS LIABILITIES -.1%                                                                         (3,406)
                                                                                                        ----------------
  NET ASSTS 100.0%                                                                                      $  2,463,902
                                                                                                        ----------------

a Non-income producing

                       See Notes to Financial Statements

FRANKLIN TEMPLETON NON-U.S. CORE DYNAMIC CORE EQUITY FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003 (unaudited)

Assets:
  Investments in securities:
  Cost                                                            $2,065,139
                                                                 -----------
  Value                                                            2,467,308
  Cash                                                                 8,657
  Receivables:
     Dividends and interest                                            6,663
     Investment securities sold                                       16,613
  Offering costs                                                      22,129
                                                                 -----------
      Total assets                                                 2,521,370
                                                                 ===========

Liabilities:
  Payables:
     Investment securities purchased                                  37,945
     Affiliates                                                          357
  Other liabilities                                                   19,166
                                                                 ------------
      Total liabilites                                                57,468
                                                                 -----------
Net assets, at value                                              $2,463,902
                                                                 ============

Net assets consist of:
  Undistributed net investment income                            $    26,377
  Net unrealized appreciation (depreciation)                         402,554
  Accumulated net realized gain (loss)                                34,971
  Capital shares                                                   2,000,000
                                                                 -------------
Net assets, at value                                              $2,463,902
                                                                 =============

Net asset value and maximum offering price per
  share ($2,463,902/200,000 shares outstanding)                       $12.32
                                                                      =======





                       SEE NOTES TO FINANCIAL STATEMENTS

FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 1, 2003 (INCEPTION DATE) TO SEPTEMBER 30, 2003 (UNAUDITED)


Investment Income:
  (net of foreign taxes of $4,905)
  Dividends                                                          $  35,788
  Interest                                                                 945
                                                                     ----------
     Total investment income                                            36,733
                                                                     ----------
Expenses:
  Management fees (Note 3)                                               9,206
  Administrative fees (Note 3)                                           2,301
  Transfer agent fees                                                      700
  Custodian fees                                                           500
  Report to shareholders                                                 5,600
  Registration and filing fees                                             900
  Amortization of offering costs (Note 1f)                              20,830
  Professional fees                                                     14,500
  Trustees' fees and expenses                                            1,500
  Other                                                                    200
                                                                     ----------
    Total expenses                                                      56,237
      Expenses waived/paid by affiliate (Note 3)                       (45,881)
                                                                     ----------
      Net Expenses                                                      10,356
                                                                     ----------
        Net investment income                                           26,377
                                                                     ----------
Realized and unrealized gains (losses):
  Net realized gain (loss) from:
    Investments                                                         23,663
    Foreign currency transactions                                       11,308
                                                                     ----------
        Net realized gain (loss)                                        34,971
  Net unrealized appreciation (depreciation) on:
    Investments                                                        402,169
    Translation of assets and liabilities denominated
     on foreign currencies                                                 385
                                                                     ----------
        Net unrealized appreciation (depreciation)                     402,554
                                                                     ----------
Net realized and unrealized gain (loss)                                437,525
                                                                      ---------
Net increase (decrease) in net assets resulting from operations       $463,902
                                                                      =========



                        SEE NOTES TO FINANCIAL STATEMENT

FRANKLIN TEMPLETON NON-U.S DYNAMIC CORE EQUITY FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD APRIL 1, 2003 (INCEPTION DATE) TO SEPTEMBER 30, 2003 (UNAUDITED)


                                                          SIX MONTHS ENDED
                                                         SEPTEMBER 30, 2003
                                                    -------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income                                    $   26,377
     Net realized gain (loss) from investments
       and foreign currency transactions                          34,971
     Net unrealized appreciation (depreciation) on
        investments and translation of assets and
        liabilities denominated in foreign currencies            402,554
                                                              -----------
          Net increase in net assets resulting from
            operations                                            61,348

   Capital share transactions (Note 2)                         2,000,000
                                                              -----------
          Net increase (decrease) in net assets                2,061,348

Net assets:
  Beginning of period                                                  -
                                                              -----------
  End of period                                               $2,061,348
                                                              ===========
Undistributed net investment income included in net assets:
  End of period                                               $   26,377
                                                              ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

FRANKLIN TEMPLETON NON-U.S DYNAMIC CORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Non-U.S. Core Equity (the Fund) is a separate, non-diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in foreign (non-U.S.) equity securities. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.


D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. OFFERING COST

Offering costs are amortized on a straight line basis over twelve months.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATION

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2003, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                  PERIOD ENDED
                                  JUNE 30, 2003
                             -------------------------
                                SHARES      AMOUNT
                             -------------------------
Shares sold                    200,000     $2,000,000
                             -------------------------
Net increase (decrease)        200,000     $2,000,000
                             -------------------------

Franklin Advisors, Inc. (an affiliate of the Fund's investment manager) is the record owner of 100% of the Fund shares as of September 30, 2003.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Franklin Templeton Alternative Strategies, Inc. (Alternative Strategies), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Alternative Strategies of 0.80% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services of .20% per year of the Fund's average daily net assets.

The investment manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total operating expenses do no exceed .90% of average daily net assets, through April 31, 2004, as noted in the Statements of Operations.

4. INCOME TAXES

At September 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

         Cost of investments                            $2,065,139
                                                      ---------------
         Unrealized appreciation                           407,848
         Unrealized depreciation                            (5,679)
                                                      ---------------
         Net unrealized appreciation (depreciation)     $  402,169
                                                      ---------------

5.    INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2003, aggregated $2,226,059 and $373,540, respectively.

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE FRED R. MILLSAPS AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A



ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   November 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date    November 28, 2003


By /s/KIMBERLEY H. MONASTERIO
Chief Financial Officer
Date   November 28, 2003